Financial Instruments - Summary of The Group Financial Instruments Valued At Fair Value Through Profit Or Loss (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Carrying amount	$ 177,191	$ 17,143
Current
Carrying amount	5,086	542
Current Derivative Financial Liabilities [Member] | Derivative financial instruments [Member]
Current
Carrying amount	133	0
Accounts Payable From Acquisition Of Subsidiaries Current [Member] | Accounts Payable From Acquisition Of Subsidiaries Earn Out [Member]
Current
Carrying amount	4,953	542
Marketable securities and short-term investments [Member] | Current Investments [Member]
Current
Carrying amount	177,191	16,969
Derivative financial instruments [Member] | Derivative Financial Asset [Member]
Current
Carrying amount	$ 0	$ 174